Basis of preparation of the consolidated financial statements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
(Loss) Income before income tax	$ (71,851)	$ (296,084)	$ 227,971
Depreciation and amortization	330,198	310,475	292,140
Interest and foreign exchange effects	230,858	137,405	127,630
Cash provided by operating activities	532,278	431,493	501,765
Interest paid on lease liabilities	11,645	6,086	1,543
Net cash provided by operating activities	349,720	256,198	268,963
Payments of lease liabilities	(32,056)	(15,170)	(19,424)
Net cash used in financing activities	61,936	(34,636)	(151,567)
Increase (decrease) in cash and cash equivalents	163,278	(40,567)	(245,991)
Cash and cash equivalents at the beginning of the year	457,259	497,826	743,817
Cash and cash equivalents at the end of the year	620,537	457,259	497,826
Non-cash investing and financing transactions
Additions to right-of-use assets	(64,955)	(68,428)	(2,450)
Previously stated [member]
IfrsStatementLineItems [Line Items]
(Loss) Income before income tax		(293,470)	227,377
Depreciation and amortization		298,393	290,937
Interest and foreign exchange effects		131,988	126,545
Cash provided by operating activities		416,608	498,883
Interest paid on lease liabilities		(553)	(994)
Net cash provided by operating activities		246,846	266,630
Payments of lease liabilities		(5,818)	(17,091)
Net cash used in financing activities		(25,284)	(149,234)
Increase (decrease) in cash and cash equivalents		(40,567)	(245,991)
Cash and cash equivalents at the beginning of the year	457,259	497,826	743,817
Cash and cash equivalents at the end of the year		457,259	497,826
Non-cash investing and financing transactions
Additions to right-of-use assets		(10,304)	(2,018)
Adjustments [Member]
IfrsStatementLineItems [Line Items]
(Loss) Income before income tax		(2,614)	594
Depreciation and amortization		12,082	1,203
Interest and foreign exchange effects		5,417	1,085
Cash provided by operating activities		14,885	2,882
Interest paid on lease liabilities		(5,533)	(549)
Net cash provided by operating activities		9,352	2,333
Payments of lease liabilities		(9,352)	(2,333)
Net cash used in financing activities		(9,352)	(2,333)
Increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year
Non-cash investing and financing transactions
Additions to right-of-use assets		(58,124)	(432)
Revised [Member]
IfrsStatementLineItems [Line Items]
(Loss) Income before income tax		(296,084)	227,971
Depreciation and amortization		310,475	292,140
Interest and foreign exchange effects		137,405	127,630
Cash provided by operating activities		431,493	501,765
Interest paid on lease liabilities		(6,086)	(1,543)
Net cash provided by operating activities		256,198	268,963
Payments of lease liabilities		(15,170)	(19,424)
Net cash used in financing activities		(34,636)	(151,567)
Increase (decrease) in cash and cash equivalents		(40,567)	(245,991)
Cash and cash equivalents at the beginning of the year	$ 457,259	497,826	743,817
Cash and cash equivalents at the end of the year		457,259	497,826
Non-cash investing and financing transactions
Additions to right-of-use assets		$ (68,428)	$ (2,450)